Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of the Black Scholes Option Pricing Model	The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2022, 2023 and 2024 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2022		2023		2024
Weighted-average assumptions
Share price at the grant date	14,361	yen	11,389	yen	12,898	yen
Risk-free interest rate	0.60%		1.88%		2.23%
Expected lives	5.33	years	5.46	years	5.61	years
Expected volatility*	22.47%		26.55%		27.25%
Expected dividends	0.29%		0.47%		0.49%

*	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of the Stock Option Plan
A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2022, 2023 and 2024 is as follows:

	Fiscal year ended March 31
	2022		2023		2024
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen		Yen
Outstanding at beginning of the fiscal year	14,022,400	6,653	16,544,300	9,397	19,691,500	10,312

Granted	4,876,400	14,188	4,744,300	10,979	2,438,100	12,663
Exercised	1,944,900	5,313	1,260,800	5,565	2,121,700	6,795
Forfeited or expired	409,600	9,484	336,300	12,654	446,000	13,301

Outstanding at end of the fiscal year	16,544,300	9,397	19,691,500	10,312	19,561,900	11,652

Exercisable at end of the fiscal year	7,044,700	5,883	9,683,000	8,033	11,881,900	10,831

Summary of Unexercised Stock Acquisition Rights
A summary of unexercised stock acquisition rights as of March 31, 2022, 2023 and 2024 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2022	2023	2024
24 th	December 4, 2012	December 4, 2013 to December 3, 2022	¥932	14,700	—	—
25 th	December 4, 2012	December 4, 2013 to December 3, 2022	$11.23	77,900	—	—
26 th	November 20, 2013	November 20, 2014 to November 19, 2023	¥2,007	47,000	14,400	—
27 th	November 20, 2013	November 20, 2014 to November 19, 2023	$20.01	127,300	110,700	—
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥2,410.5	190,900	132,500	83,500
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$20.67	154,100	135,500	122,700
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥3,404	252,600	186,900	89,000
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$27.51	170,800	148,200	131,300
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥3,364	516,300	390,400	231,400
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$31.06	367,900	330,500	286,100
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥5,231	572,500	434,200	280,200
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$45.73	676,400	620,500	505,700
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥5,442	4,500	3,900	1,500
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥6,440	977,800	839,900	596,700
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$56.22	826,800	760,500	654,300
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥6,705	1,389,700	1,210,100	874,600
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$60.99	1,190,800	1,076,300	916,400
42 nd	April 17, 2020	April 17, 2021 to April 16, 2030	$63.75	13,300	13,300	—
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥9,237	2,193,000	2,060,400	1,654,000
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$87.48	1,974,800	1,862,100	1,714,600
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥14,350	2,399,100	2,367,500	2,331,200
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$124.90	2,391,100	2,277,100	2,137,800
47 th	November 16, 2022	November 16, 2023 to November 15, 2032	¥11,390	—	2,427,100	2,401,200
48 th	November 16, 2022	November 16, 2023 to November 15, 2032	$77.89	—	2,289,500	2,124,000
49 th	November 27, 2023	November 27, 2024 to November 26, 2033	¥12,942	—	—	1,294,200
50 th	November 27, 2023	November 27, 2024 to November 26, 2033	$85.50	—	—	1,131,500